AXONIC STRATEGIC INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS (0.97%)
Financials (0.97%)
ACRES Commercial Realty Corp. REIT(a)	91,094	$1,104,059
Granite Point Mortgage Trust, Inc. REIT	259,570	3,140,797
Ladder Capital Corp. REIT	495,911	5,896,382
New Residential Investment Corp. REIT	13,206	140,644
PennyMac Financial Services, Inc. REIT	6,390	400,653
PennyMac Mortgage Investment Trust REIT	81,229	1,447,501
Redwood Trust, Inc. REIT	44,220	545,232
TPG RE Finance Trust, Inc. REIT	109,550	1,382,521
		14,057,789
TOTAL COMMON STOCKS
(Cost $13,869,900)		14,057,789

PREFERRED STOCKS (2.86%)
Financials (2.86%)
ACRES Commercial Realty Corp., Series D, 7.88%(b)	200,000	5,056,680
Arbor Realty Trust, Series D, 6.38%(b)	200,000	4,950,000
Arbor Realty Trust, Series F, 6.25%(b)	200,000	4,856,000
Granite Point Mortgage Trust, Inc., Series A, 1D US SOFR + 5.83%(b)(c)	262,830	6,639,086
KKR Real Estate Finance Trust, Inc., Series A, 6.50%(b)	195,139	4,935,065
MFA Financial, Inc., Series B, 7.50%(b)	58,350	1,462,251
New Residential Investment Corp., 5Y US TI + 6.22%(b)(c)	166,420	4,147,187
New York Mortgage Trust, Inc., Series F, 6.88%(b)(c)	200,000	4,822,000
Ready Capital Corp., Series E, 6.50%(b)	20,000	482,600
TPG RE Finance Trust, Inc., Series C, 6.25%(b)	160,000	3,809,600
		41,160,469
TOTAL PREFERRED STOCKS
(Cost $41,541,612)		41,160,469

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (18.97%)
Affirm Asset Securitization Trust, Series 2021-B, Class E(d)	4.61%	04/15/24	$4,200,000	$4,183,200
American Credit Acceptance Receivables Trust, Series 2021-1, Class F(d)	4.01%	05/13/24	900,000	899,370
Avant Credit Card Master Trust, Series 2021-1A, Class D(d)	4.28%	04/15/27	3,500,000	3,424,400
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B(d)	5.30%	06/15/25	2,823,520	2,666,867
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(d)	6.50%	08/15/25	14,621,254	14,476,504
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A(d)	3.97%	04/15/26	5,482,269	5,411,548
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B(d)	5.10%	04/15/26	2,422,091	2,258,930
Castlelake Aircraft Structured Trust, Series 2021-1A, Class C(d)	7.00%	10/15/26	8,522,169	8,534,953
Clarus Securities, Inc., Series 2020-2	17.00%	12/10/27	30,000,000	30,000,000
Clsec Holdings 22t LLC, Series 2021-1, Class C	6.17%	11/10/28	7,453,894	7,450,913
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class C(d)	5.99%	12/28/26	3,700,000	3,675,580
Falcon Aerospace, Ltd., Series 2019-1, Class A(d)	3.60%	09/15/26	815,177	802,338
Falcon Aerospace, Ltd., Series 2019-1, Class B(d)	4.79%	09/15/26	1,694,666	1,604,826
First Investors Auto Owner Trust, Series 2021-1A, Class F(d)	5.37%	02/15/25	1,270,000	1,299,210
Flexential Issue, Series 2021-1A, Class C(d)	6.93%	11/25/26	8,000,000	7,981,600

	Rate	Maturity Date	Principal Amount	Value
GAIA Aviation, Ltd., Series 2019-1, Class B(d)(e)	5.19%	12/15/26	$16,833,257	$15,964,294
Hertz Vehicle Financing III LP, Series 2021-2A, Class D(d)	4.34%	12/25/26	30,000,000	29,640,000
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A(d)	4.46%	12/15/25	1,316,140	1,265,600
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class B(d)	5.27%	12/15/25	1,080,960	1,011,020
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A(d)	3.72%	07/15/26	1,310,314	1,283,583
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class B(d)	4.70%	07/15/26	2,483,333	2,324,535
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A(d)	3.43%	11/15/26	4,611,105	4,515,655
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class B(d)	4.46%	11/15/26	7,082,262	6,710,828
JOL Air, Ltd., Series 2019-1, Class A(d)	3.97%	04/15/26	1,030,998	1,012,234
JOL Air, Ltd., Series 2019-1, Class B(d)	4.95%	04/15/26	16,633,502	15,669,104
JPMorgan Chase Bank NA - Chase Auto Credit Linked Notes, Series 2021-2, Class G(d)	8.48%	07/25/25	2,350,000	2,358,460
Lendingpoint Asset Securitization Trust, Series 2021-B, Class D(d)	6.12%	12/16/24	3,000,000	2,962,800
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class C(d)	5.68%	09/15/28	9,604,966	9,613,611
LUNAR AIRCRAFT, Ltd., Series 2020-1A, Class A(d)	3.38%	02/15/27	1,131,942	1,096,739
LUNAR AIRCRAFT, Ltd., Series 2020-1A, Class B(d)	4.34%	02/15/27	3,978,149	3,725,347
MAPS 2021-1 Trust, Series 2021-1A, Class C(d)	5.44%	06/15/28	5,729,375	5,617,079
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class C(d)	4.21%	02/28/23	7,500,000	7,497,750
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class D(d)	6.26%	02/28/23	12,000,000	11,763,600
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class A(d)	3.97%	06/15/26	2,952,719	2,922,306
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class B(d)	4.95%	06/15/26	1,656,250	1,579,356
Project Silver, Series 2019-1, Class A(d)	3.97%	07/15/26	10,195,005	9,814,731
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F(d)	5.79%	07/15/25	1,370,000	1,428,910
START Ireland, Series 2019-1, Class B(d)	5.10%	03/15/26	3,009,496	2,860,593
Stellar Jay Ireland DAC, Series 2021-1, Class B(d)	5.93%	03/15/28	4,886,300	4,883,639
Stonepeak, Series 2021-1A, Class C(d)	5.93%	05/15/28	11,246,182	11,171,957
Thunderbolt II Aircraft Lease, Ltd., Series 2018-A, Class B(d)(e)	5.07%	09/15/38	3,491,964	3,323,505
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(d)	4.75%	11/15/26	10,868,487	10,310,158
WAVE LLC, Series 2019-1, Class B(d)	4.58%	09/15/27	6,963,966	6,291,855

TOTAL ASSET-BACKED SECURITIES
(Cost $272,195,513)				273,289,488

BANK LOANS (2.52%)
BRE Select Service(f)	6.75%	07/15/22	14,994,102	14,917,454
Copper Hill Sportsmans RT	4.25%	02/01/27	7,372,020	6,681,837
Fly Willow Funding, Ltd.(c)	7.00%	10/15/25	5,880,778	5,884,482
KREF Holdings X LLC(c)	3M US L + 3.50%	09/01/27	8,910,000	8,865,450

TOTAL BANK LOANS
(Cost $36,175,737)				36,349,223

COLLATERALIZED LOAN OBLIGATIONS (0.69%)
Golub Capital Partners TALF LP, Series 2020-1A, Class C(c)(d)	3M US L + 3.65%	10/20/29	10,000,000	10,008,946

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $10,056,894)				10,008,946

	Rate	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (25.17%)
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class E(c)(d)	1M US L + 3.20%	03/15/34	$11,000,000	$10,656,800
BAMLL Commercial Mortgage Securities Trust, Series 2022-DKLX, Class F(c)(d)	5.02%	01/15/24	2,515,229	2,477,501
Banc of America Commercial Mortgage Trust, Series 2007-4, Class H(c)(d)	5.87%	02/10/51	5,635,746	5,561,918
BBCMS Mortgage Trust, Series 2018-TALL, Class E(c)(d)	1M US L + 2.44%	03/15/37	12,161,000	11,829,005
BCP Trust, Series 2021-330N, Class E(c)(d)	1M US L + 3.64%	06/15/23	15,300,000	15,220,440
BCP Trust, Series 2021-330N, Class F(c)(d)	1M US L + 4.63%	06/15/23	8,500,000	8,461,750
Beast Mortgage Trust, Series 2021-1818, Class F(c)(d)	1M US L + 4.45%	03/15/26	3,125,000	3,123,125
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 7A(c)(d)	4.46%	05/25/52	3,391,155	3,394,207
BX Trust, Series 2019-ATL, Class G(c)(d)	1M US L + 3.49%	10/15/36	7,500,000	7,209,750
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D(c)(d)	4.66%	04/15/24	4,600,000	4,348,380
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWD(d)	4.52%	09/15/29	4,988,052	4,552,595
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class CK58(d)	0.00%	09/29/29	24,870,000	19,301,607
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class G(c)(d)	3.54%	07/15/26	6,311,003	5,318,282
Credit Suisse Mortgage Capital Certificates, Series 2020-FACT, Class F(c)(d)	1M US L + 6.16%	10/15/25	11,500,000	11,613,850
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class F(c)(d)	3.54%	07/15/26	11,700,000	10,233,990
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2(c)(d)	30D US SOFR + 4.00%	11/25/51	14,086,000	13,931,054
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2018-Q008, Class X(c)(g)	2.02%	12/25/24	69,591,805	1,704,999
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021-KG05, Class X3(c)(g)	2.61%	01/25/34	12,100,000	2,297,790
FREMF Mortgage Trust, Series 2016-K722, Class D(d)(h)	0.00%	05/25/23	16,711,242	15,486,308
FREMF Mortgage Trust, Series 2016-KF24, Class B(c)(d)	1M US L + 5.00%	10/25/26	3,735,878	3,901,378
FREMF Mortgage Trust, Series 2018-KF49, Class C(c)(d)	1M US L + 6.00%	06/25/25	29,376,353	29,720,056
FRESB Mortgage Trust, Series 2019-SB66, Class X1(c)(g)	0.92%	07/25/29	40,992,068	2,615,294
FRESB Mortgage Trust, Series 2020-SB76, Class X1(c)(g)	1.20%	05/25/30	13,944,330	822,715
FRESB Mortgage Trust, Series 2020-SB77, Class X1(c)(g)	0.95%	06/25/27	19,667,440	959,771
FRESB Mortgage Trust, Series 2020-SB78, Class X1(c)(g)	1.17%	06/25/30	31,821,273	2,138,390
FRESB Mortgage Trust, Series 2020-SB79, Class X1(c)(g)	1.10%	07/25/40	16,513,367	1,160,890
FRESB Mortgage Trust, Series 2020-SB81, Class X1(c)(g)	1.07%	10/25/30	23,756,353	1,575,046
FRESB Mortgage Trust, Series 2021-SB82, Class X1(c)(g)	1.13%	10/25/40	57,203,910	3,334,988
FRESB Mortgage Trust, Series 2021-SB83, Class X1(c)(g)	0.87%	01/25/41	31,934,709	1,826,266
FRESB Mortgage Trust, Series 2021-SB84, Class X1(c)(g)	0.56%	01/25/31	33,276,584	1,314,425
FRESB Multifamily Structured Pass Through Certificates, Series 2020-SB80, Class X1(c)(g)	1.13%	09/25/30	65,258,727	4,548,533
FRR Re-REMIC Trust, Series 2018-C1, Class C720(c)(d)	0.00%	08/27/47	6,894,000	6,754,741
Government National Mortgage Association, Series 2018-16, Class IO(c)(g)	0.58%	03/16/59	83,312,074	3,657,400
Government National Mortgage Association, Series 2017-50, Class IO(c)(g)	0.65%	01/16/57	26,736,697	1,109,573
Government National Mortgage Association, Series 2020-161, Class IO(c)(g)	1.04%	08/16/62	49,891,709	4,121,055
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7(d)	3.91%	08/05/22	3,000,000	2,873,700

	Rate	Maturity Date	Principal Amount	Value
Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class AFL(c)(d)	1M US L + 1.83%	08/05/34	$36,823,000	$35,699,899
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ(c)	6.64%	02/15/51	17,095,065	17,095,065
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class EYT1(c)(d)	1M US L + 2.05%	12/15/31	4,000,000	3,946,000
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class G(d)	2.72%	12/15/24	8,311,000	7,790,731
MTK Mortgage Trust, Series 2021-GRNY, Class F(c)(d)	1M US L + 5.80%	12/15/38	2,600,000	2,600,000
SB Multifamily Repack Trust, Series 2020-FRR1, Class A(d)	5.60%	05/27/26	30,880,252	31,130,451
SMR 2022-IND Mortgage Trust, Class E(c)(d)	5.06%	02/15/24	11,300,000	11,300,000
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5(c)(d)	4.93%	03/25/27	490,734	494,348
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M6(c)(d)	6.30%	02/25/28	587,535	591,708
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6(c)(d)	6.79%	10/29/29	2,271,850	2,280,818
Velocity Commercial Capital Loan Trust, Series 2019-3, Class M5(c)(d)	4.73%	08/25/28	397,356	397,933
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6(c)(d)	5.69%	02/25/50	1,600,079	1,599,065
Velocity Commercial Capital Loan Trust, Series 2021-1, Class M6(c)(d)	5.03%	03/25/31	2,636,282	2,611,057
Velocity Commercial Capital Loan Trust, Series 2021-3, Class M6(c)(d)	5.03%	11/25/31	751,765	735,587
VMC Finance LLC, Series 2021-HT1, Class B(c)(d)	1M US L + 4.50%	01/18/37	10,000,000	10,000,000
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class CK20(d)(h)	0.00%	06/27/22	5,392,708	5,234,162

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $372,170,953)				362,664,396

CONVERTIBLE CORPORATE BONDS (6.75%)
ACRES Commercial Realty Corp.	4.50%	08/15/22	20,415,000	20,186,352
Apollo Commercial Real Estate Finance, Inc.	4.75%	08/23/22	5,590,000	5,624,658
Granite Point Mortgage Trust, Inc.(d)	5.63%	12/01/22	15,347,000	15,377,694
Granite Point Mortgage Trust, Inc.	6.38%	10/01/23	20,134,000	20,486,345
MFA Financial, Inc.	6.25%	06/15/24	16,734,000	17,219,286
PennyMac Corp.	5.50%	11/01/24	1,500,000	1,515,000
PennyMac Corp.(d)	5.50%	03/15/26	2,509,000	2,435,913
Redwood Trust, Inc.	5.63%	07/15/24	1,763,000	1,785,037
RWT Holdings, Inc.	5.75%	10/01/25	10,000,000	10,146,000
Western Asset Mortgage Capital Corp.	6.75%	10/01/22	2,500,000	2,487,250

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $95,579,337)				97,263,535

CORPORATE BONDS (5.28%)
ACRES Commercial Realty Corp.	5.75%	08/15/26	6,000,000	6,120,000
Ambac Assurance Corp.(b)(d)	5.10%		15,135,547	19,600,533
Apollo Commercial Real Estate Finance, Inc.(d)	4.63%	06/15/29	7,000,000	6,676,250
GKN Subordinated CTL Pass-Through Trust/Auburn MI(c)(d)	0.00%	03/15/30	7,076,849	4,040,881
New Residential Investment Corp.(d)	6.25%	10/15/25	12,835,000	12,754,781
Nexpoint Real Estate Finance, Inc.	5.75%	05/01/26	3,000,000	3,026,250

	Rate	Maturity Date	Principal Amount	Value
Sitka Holdings LLC(c)(d)	3M US L + 4.50%	07/06/26	$23,477,000	$23,887,848

TOTAL CORPORATE BONDS
(Cost $76,101,830)				76,106,543

RESIDENTIAL MORTGAGE-BACKED SECURITIES (18.44%)
AlphaFlow Transitional Mortgage Trust, Series 2021-WL1, Class A2(d)(e)	5.61%	07/25/23	1,000,000	1,008,118
Alternative Loan Trust, Series 2005-11CB, Class 3A2(c)	1M US L + 0.50%	06/25/35	991,809	801,032
Alternative Loan Trust, Series 2006-40T1, Class 1A3(c)	1M US L + 0.55%	01/25/37	5,794,774	3,788,127
Alternative Loan Trust, Series 2006-41CB, Class 2A7(c)	1M US L + 0.60%	01/25/37	3,391,339	1,714,698
Alternative Loan Trust, Series 2006-41CB, Class 2A8(c)	1M US L + 0.65%	01/25/37	3,554,801	1,801,446
Alternative Loan Trust, Series 2006-OA10, Class 3A1(c)	1M US L + 0.38%	08/25/46	1,929,908	1,877,590
Alternative Loan Trust, Series 2007-2CB, Class 1A12(c)	1M US L + 0.50%	03/25/37	1,840,926	970,297
AMSR Trust , Series 2021-SFR3, Class G(d)	3.80%	10/17/26	7,000,000	6,777,383
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A3(c)	1M US L + 0.25%	04/25/37	987,924	1,175,460
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A4(c)	1M US L + 0.35%	04/25/37	511,625	519,667
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class M1(c)	1M US L + 0.40%	10/25/37	3,986,727	3,282,671
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2A(c)	1M US L + 0.24%	10/25/36	371,775	465,843
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2G(c)	1M US L + 0.24%	10/25/36	2,971,601	3,719,087
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A2(c)	1M US L + 0.20%	03/25/37	8,031,262	8,127,637
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class G2AB(c)	1M US L + 0.24%	04/25/37	7,032,954	7,327,593
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1A2G(c)	1M US L + 0.22%	06/25/37	1,007,355	1,002,199
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 2A2(c)	1M US L + 0.23%	06/25/37	2,648,006	2,618,709
Bellemeade Re, Ltd., Series 2020-2A, Class M2(c)(d)	1M US L + 6.00%	08/26/30	2,406,753	2,526,370
Bellemeade Re, Ltd., Series 2020-3A, Class B1(c)(d)	1M US L + 6.35%	10/25/30	2,000,000	2,102,227
Boston Lending Trust, Series 2022-1, Class M2(c)(d)	2.75%	02/25/62	2,500,000	2,106,771
CHL Mortgage Pass-Through Trust, Series 2007-4, Class 1A51(c)	1M US L + 0.60%	05/25/37	2,438,213	1,136,186
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A1(c)	1M US L + 0.60%	02/25/37	1,657,159	1,422,069
COLT Mortgage Loan Trust, Series 2022-1, Class B2(c)(d)	4.11%	02/25/67	2,000,000	1,902,305
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2(c)(d)	30D US SOFR + 5.50%	12/25/41	2,500,000	2,366,413
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2(c)(d)	30D US SOFR + 6.00%	12/25/41	1,100,000	1,075,268
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM3, Class B2(c)(d)	4.13%	04/25/66	800,000	781,245
Deephaven Residential Mortgage Trust, Series 2020-2, Class B3(c)(d)	5.86%	05/25/65	3,030,707	3,032,174
Deephaven Residential Mortgage Trust, Series 2021-1, Class B2(c)(d)	3.96%	02/25/25	1,600,000	1,562,228
Deephaven Residential Mortgage Trust, Series 2021-3, Class B2(c)(d)	4.13%	09/25/25	2,800,000	2,758,639
Deephaven Residential Mortgage Trust, Series 2022-1, Class B2(c)(d)	4.34%	01/25/26	2,628,000	2,522,860
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 2A2(c)	1M US L + 0.32%	08/25/47	4,113,653	3,766,509
Dominion Mortgage Trust, Series 2021-RTL1, Class M(d)(e)	5.73%	02/25/25	3,500,000	3,502,417

	Rate	Maturity Date	Principal Amount	Value
Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1B1(c)	1M US L + 4.25%	01/25/31	$2,216,000	$2,323,615
Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B2(c)(d)	1M US L + 10.00%	08/25/50	2,622,404	3,156,087
Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1(c)(d)	1M US L + 6.00%	08/25/50	2,427,528	2,553,953
Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1(c)(d)	4.85%	10/25/50	3,138,520	3,350,284
Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2(c)(d)	30D US SOFR + 5.65%	12/25/50	1,150,000	1,159,090
Freddie Mac Stacr Remic Trust, Series 2021-HQA3, Class B1(c)(d)	30D US SOFR + 3.35%	09/25/41	3,000,000	2,908,900
Freddie Mac Stacr Remic Trust, Series 2022-DNA1, Class B1(c)(d)	30D US SOFR + 3.40%	01/25/42	3,600,000	3,483,000
Freddie Mac Stacr Remic Trust, Series 2022-DNA1, Class B2(c)(d)	30D US SOFR + 7.10%	01/25/42	1,050,000	1,005,375
Freddie Mac Stacr Trust, Series 2018-HQA2, Class B1(c)(d)	1M US L + 4.25%	10/25/48	2,000,000	2,090,081
Freddie Mac Stacr Trust, Series 2019-HQA1, Class B1(c)(d)	1M US L + 4.40%	02/25/49	2,807,805	2,888,499
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1(c)(d)	30D US SOFR + 3.40%	08/25/33	7,500,000	7,568,371
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class B2(c)(d)	4.21%	07/25/61	1,000,000	978,314
GSAMP Trust, Series 2006-HE7, Class M2(c)	1M US L + 0.29%	10/25/36	719,259	765,467
Home Partners of America , Series 2021-2, Class G(d)	4.51%	12/17/26	5,986,266	5,875,520
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class B2(c)(d)	4.36%	06/25/56	2,785,000	2,733,102
Lehman Mortgage Trust, Series 2005-2, Class 2A1(c)	1M US L + 0.68%	12/25/35	5,714,051	3,843,705
Lehman Mortgage Trust, Series 2005-2, Class 3A1(c)	1M US L + 0.75%	12/25/35	1,545,447	883,361
Lehman Mortgage Trust, Series 2006-9, Class 1A5(c)	1M US L + 0.60%	01/25/37	1,910,104	1,177,537
Lehman XS Trust, Series 2007-6, Class 3A31(e)	4.45%	05/25/37	3,399,888	3,433,873
Lehman XS Trust, Series 2007-6, Class 3A32(c)	1M US L + 0.50%	05/25/37	3,861,098	3,566,735
Lehman XS Trust, Series 2006-GP1, Class A3A(c)	1M US L + 0.46%	05/25/46	1,775,426	2,026,346
LHOME Mortgage Trust, Series 2019-RTL2, Class M(d)(e)	6.05%	03/25/22	500,000	502,368
LHOME Mortgage Trust, Series 2019-RTL2, Class A2(d)(e)	4.34%	03/25/22	1,091,000	1,096,232
LHOME Mortgage Trust, Series 2019-RTL3, Class A2(d)(e)	4.34%	07/25/22	2,182,000	2,193,647
LHOME Mortgage Trust, Series 2020-RTL2, Class M(d)	7.87%	04/25/23	6,250,000	6,448,431
LHOME Mortgage Trust, Series 2021-RTL2, Class M(d)(e)	4.61%	01/25/24	4,750,000	4,635,385
LHOME Mortgage Trust, Series 2021-RTL3, Class M(d)(e)	5.19%	05/25/25	9,000,000	8,827,147
MASTR Alternative Loan Trust, Series 2007-1, Class 2A15(c)	1M US L + 0.37%	10/25/36	1,000,829	232,096
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 4B2(c)(d)	2.94%	08/26/47	2,343,643	1,980,378
Nationstar Home Equity Loan Trust, Series 2006-B, Class M4(c)	1M US L + 0.44%	09/25/36	2,749,706	2,930,362
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class G(d)	5.00%	02/17/27	5,000,000	4,999,676
Point Securitization Trust, Series 2021-1, Class A2(c)(d)(g)	5.56%	02/25/52	14,000,001	13,919,714
Progress Residential , Series 2021-SFR10, Class G(d)	4.86%	12/17/28	4,000,000	3,954,905
Progress Residential , Series 2022-SFR1, Class G(d)	5.52%	02/17/29	2,000,000	1,942,357
RAAC, Series 2007-SP1, Class M3(c)	1M US L + 1.50%	03/25/37	2,825,253	2,735,693
RALI, Series 2005-QS12, Class A8(c)	1M US L + 0.35%	08/25/35	332,867	288,322
RALI, Series 2006-QS2, Class 1A10(c)	1M US L + 0.50%	02/25/36	1,222,204	975,990
RALI, Series 2006-QS8, Class A4(c)	1M US L + 0.45%	08/25/36	1,298,648	1,046,620
RALI, Series 2007-QO5, Class A(c)	12M US FED + 3.12%	08/25/47	9,820,232	2,484,033
RAMP, Series 2004-RS12, Class MII5(c)	1M US L + 1.75%	12/25/34	2,210,777	2,004,953
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4(c)(d)	4.70%	11/25/31	3,250,000	3,262,675
RMF Proprietary Issuance Trust, Series 2022-1, Class M2(c)(d)	3.00%	01/25/28	5,000,000	4,270,000
Roc Mortgage Trust, Series 2021-RTL1, Class M(c)(d)	5.68%	03/25/24	6,745,000	6,707,177
Saxon Asset Securities Trust, Series 2005-1, Class M4(c)	1M US L + 1.13%	03/25/35	730,404	581,363

	Rate	Maturity Date	Principal Amount	Value
Soundview Home Equity Loan Trust, Series 2007-NS1, Class M1(c)	1M US L + 0.35%	01/25/37	$3,072,963	$3,355,368
Specialty Underwriting & Residential Finance, Series 2005-BC1, Class B1(c)	1M US L + 1.80%	12/25/35	1,927,567	2,047,654
Starwood Mortgage Residential Trust, Series 2021-4, Class B2(c)(d)	4.14%	08/25/56	3,700,000	3,597,200
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2(c)	1M US L + 0.21%	01/25/37	1,702,808	2,289,878
Structured Asset Mortgage Investments II Trust, Series 2007-AR2, Class 1A2(c)	1M US L + 0.19%	02/25/37	5,760,223	7,984,283
Structured Asset Securities Corporation, Series 2006-EQ1A, Class M1(c)(d)	1M US L + 0.29%	07/25/36	6,761,349	7,258,308
Toorak Mortgage Corp., Ltd., Series 2019-1, Class A2(d)(e)	4.95%	11/25/21	10,000,000	10,017,031
Toorak Mortgage Corp., Ltd., Series 2021-1, Class M1(d)(e)	5.80%	07/25/23	9,500,000	9,499,999
Verus Securitization Trust, Series 2021-R3, Class B2(c)(d)	4.07%	04/25/64	3,000,000	2,965,174
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB3(c)	1M US L + 0.45%	05/25/35	1,518,370	1,345,979

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $261,824,992)				265,692,851

	7-Day Yield	Shares	Value
SHORT-TERM INVESTMENTS - COMMON SHARES (18.87%)
First American Government Obligations Fund, Class X	0.04%	271,897,733	271,897,733

TOTAL SHORT-TERM INVESTMENTS
(Cost $271,897,733)			271,897,733

TOTAL INVESTMENTS (100.52%)
(Cost $1,451,414,501)			$1,448,490,973

Liabilities in Excess of Other Assets (-0.52%)			(7,464,491)
NET ASSETS (100.00%)			$1,441,026,482

(a)	Non-income producing security.
(b)	Perpetual maturity.
(c)	Floating or variable rate security. The Reference Rate is described below. Interest rate shown reflects the rate in effect at January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $814,856,415, which represents 56.55% of net assets as of January 31, 2022.
(e)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at January 31, 2022.
(f)	The Fund’s interest in this loan are held through a wholly-owned LLC of the Fund.
(g)	Interest only securities.
(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

FED - Federal Funds Rate

Reference Rates:

1M US L - 1 Month LIBOR as of January 31, 2022 was 0.11%

3M US L - 3 Month LIBOR as of January 31, 2022 was 0.31%

5Y US TI - 5 Year US Treasury Index as of January 31, 2022 was 1.62%

12M US FED - 12 Month US FED as of January 31, 2022 was 0.08%

1D US SOFR - 1 Day US SOFR as of January 31, 2022 was 0.05%

30D US SOFR - 30 Day US SOFR as of January 31, 2022 was 0.05%

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate*	Clearing House	Floating Rate	Expiration Date	Notional Amount**	Currency	Fixed Rate	Fair Value	Unrealized Appreciation
Receive	Credit Suisse	3 M US L	04/24/2028	15,000,000	USD	1.23%	$456,569	$456,569
Receive	Credit Suisse	3 M US L	04/22/2031	15,000,000	USD	1.56%	356,956	356,956
Receive	Credit Suisse	3 M US L	05/25/2026	20,000,000	USD	0.91%	611,241	611,242
Receive	Credit Suisse	3 M US L	12/17/2023	50,000,000	USD	0.87%	369,488	369,488
Receive	Credit Suisse	3 M US L	08/05/2026	50,000,000	USD	0.73%	2,016,834	2,016,834
Receive	Credit Suisse	3 M US L	06/11/2028	36,000,000	USD	1.15%	1,310,746	1,310,746
							$5,121,835	$5,121,835

*	Interest rate swaps receive interest quarterly and pay interest semiannually.
**	The notional amount of each interest rate swap contract is stated in the currency in which the derivative is denominated.

Axonic Strategic Income Fund

CONSOLIDATED NOTES TO STATEMENT OF INVESTMENTS (Unaudited)

January 31, 2022

1. ORGANIZATION

Axonic Strategic Income Fund (the “Fund”), is a non-diversified series of the Axonic Funds (the ”Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in Mortgage-Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which the Fund treats as investments in a group of industries.

The Fund currently offers Class A and Class I shares. Class A shares commenced operations on July 17, 2020 and Class I commenced operations on December 31, 2019. Class A shares are offered subject to a maximum sales charge of 2.25%. Class I shares are offered at NAV and are not subject to sales charges. The Fund may offer additional classes of shares in the future.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – The Fund values its investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. Interest Rate Swaps are valued by an independent pricing service as approved by the Board. For centrally cleared swaps, the daily change in valuation and upfront payments, if any, are recorded as a receivable or payable for variation margin on the statement of assets and liabilities. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of January 31, 2022:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$14,057,789	$–	$–	$14,057,789
Preferred Stocks	41,160,469	–	–	41,160,469
Asset-Backed Securities	–	273,289,488	–	273,289,488
Bank Loans	–	36,349,223	–	36,349,223
Collateralized Loan Obligations	–	10,008,946	–	10,008,946
Commercial Mortgage-Backed Securities	–	362,664,396	–	362,664,396
Convertible Corporate Bonds	–	97,263,535	–	97,263,535
Corporate Bonds	–	76,106,543	–	76,106,543
Residential Mortgage-Backed Securities	–	265,692,851	–	265,692,851
Short-Term Investments	271,897,733	–	–	271,897,733
Total	$327,115,991	$1,121,374,982	$–	$1,448,490,973
Other Financial Instruments(b)
Assets:
Interest Rate Swap Contracts	$–	$5,121,835	$–	$5,121,835
Total	$–	$5,121,835	$–	$5,121,835

(a)	For detailed descriptions of industries, see the accompanying Consolidated Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’ investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

3. SWAPS

The Fund may transact in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.

Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements.

The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the 1940 Act and applicable SEC interpretations and guidance from time to time.